Note 16 - Stock-Based Compensation (Details) (USD $)	12 Months Ended			1 Months Ended	50 Months Ended	81 Months Ended	1 Months Ended	36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2008	Dec. 31, 2009	May 31, 2008	Jun. 22, 2012	Dec. 31, 2014	Aug. 31, 2000	Nov. 30, 2009	May 30, 2009	Mar. 02, 2006
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	19,840,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	228,666,600	247,157,450						228,666,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	193,508,900							193,508,900
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.0245	$ 0.0263	$ 0.0438
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	$ 2,908,000							2,908,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	2 years 124 days
Proceeds from Issuance of Shares under Incentive and Share-based Compensation Plans, Including Stock Options (in Dollars)	302,000	360,000	612,000
Restricted Stock Units (RSUs) [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value (in Dollars)	1,189,000	1,321,000	1,474,000
Purchase Plan 1999 [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				20,000,000		40,000,000
Share-Based Compensation Arrangement By Share-Based Payment Award Minimum Employee Subscription Rate	1.00%							1.00%
Share-Based Compensation Arrangement By Share-Based Payment Award Employee Subscription Rate Maximum	10.00%							10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date	90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Purchase Date	90.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Stock Issued During Period, Shares, Employee Stock Purchase Plans					10,685,400
Purchase Plan 2009 [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized										25,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized							15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Stock Issued During Period, Shares, Employee Stock Purchase Plans								18,884,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)	$ 0.0104	$ 0.0106	$ 0.0140
Stock Plan 1997 [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	185,000,000							185,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0
Stock Incentive Plan 1999 [Member] | Maximum [Member] | Annual Increase [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	75,000,000
Stock Incentive Plan 1999 [Member] | Annual Increase [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsOutstandingPeriodIncreaseDecreasePercentage	4.00%
Stock Incentive Plan 1999 [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	150,000,000							150,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	67,115,600							67,115,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	67,115,600							67,115,600
Share Option Plan 2005 [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											175,000,000	100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized							50,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	8 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	161,551,000							161,551,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	126,393,300							126,393,300
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)		9,000	74,000
Share Incentive Plan 2005 [Member]
Note 16 - Stock-Based Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized											125,000,000	75,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized							62,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars)	$ 13,000